Share-Based Compensation - Summary of Cash Performance Units Activity (Detail) (Dean Foods Net Investment [Member], Cash Performance Units[Member])	12 Months Ended
Dec. 31, 2013
Dean Foods Net Investment [Member] | Cash Performance Units[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	6,105,000
Granted	0
Converted/paid	(6,105,000)
Forfeited	0
Transferred	0
Outstanding at ending balance	0